Deferred income tax assets and liabilities - Summary by temporary difference (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	€ 30,592	€ 12,349	€ 10,864
Deferred income tax liabilities	19,582	34,564	49,376
Net	11,010	(22,215)	(38,512)	€ (54,442)
Trade Receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	212	489	843
Deferred income tax liabilities	0	2	23
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	619	507	578
Deferred income tax liabilities	2,274	834	1,018
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	584	333	344
Deferred income tax liabilities	3,163	1,516	1,085
Current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,419	3,798	2,825
Deferred income tax liabilities	366	107	88
Loans and borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,848	2,681	901
Deferred income tax liabilities	0	0	0
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,107	2,189	2,303
Deferred income tax liabilities	230	2,752	2,010
Deferred tax on tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,643	1,028	0
Deferred income tax liabilities	0	0	0
Tax value of loss carry-forwards recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	23,405	3,939	4,645
Deferred income tax liabilities	0	0	0
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	148	40	347
Deferred income tax liabilities	0	0	0
Reclassifications
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,393	2,655	1,922
Deferred income tax liabilities	3,393	2,655	1,922
Intangible assets TFS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	0	0
Deferred income tax liabilities	8,944	15,652	22,360
Intangible assets TFS KA's and NA's
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	0	0
Deferred income tax liabilities	2,305	9,219	16,133
Intangible assets DCC Acquirers
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	0	0
Deferred income tax liabilities	319	1,290	2,261
Intangible assets Global Blue Trademark
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	0	0
Deferred income tax liabilities	€ 5,374	€ 5,847	€ 6,320